Debt Financing	9 Months Ended	12 Months Ended
	Jul. 03, 2011	Oct. 03, 2010
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 4 - Debt Financing

Short Term Note Payable/Longview Fund   (Related Party)   - On October 27, 2009, Optex Systems Holdings borrowed $250 thousand from the Longview Fund, a related party, pursuant to a promissory note, with an original maturity date of December 1, 2009, which was extended to July 15, 2010 pursuant to an allonge dated January 5, 2010. The note carried an interest rate of 10% per annum, and all accrued and unpaid interest thereon was due upon maturity. The note required Optex Systems Holdings to make a prepayment equal to 50% of the then outstanding principal amount plus accrued and unpaid interest thereon upon the closing of a credit facility or other equity or debt financing from which the net proceeds to Optex Systems Holdings were at least $900 thousand, with any remaining unpaid balance due on July 15, 2010. In exchange for the allonge, Optex Systems Holdings granted Longview a warrant to purchase 100,000 shares of its restricted common stock with an exercise price of $0.15 per share and with a term of three years. The principal amount of the note of $125 thousand plus all accrued and unpaid interest thereon was paid in full on June 4, 2010.

Credit Facility - Peninsula Bank Business Funding

Effective March 4, 2010, Optex Systems, Inc. entered into a Loan and Security Agreement (“Agreement”) with Peninsula Bank Business Funding, a division of the Private Bank of the Peninsula (“Lender”).

The Agreement provides for a revolving line of credit of up to $2 million, based upon advances to be made against percentages of eligible receivables as set forth in the Agreement. The material terms of the Agreement are as follows:

•	The interest rate for all advances shall be the greater of 8.5% and the then in effect prime rate plus 3.5% and subject to a minimum quarterly interest payment of $16 thousand.
•	Interest shall be paid monthly in arrears.
•	The expiration date of the Agreement is March 4, 2011(since extended to March 15, 2012), at which time any outstanding advances, and accrued and unpaid interest thereon, will be due and payable.
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In connection with the entry into the Agreement by the Lender, Optex Systems, Inc. paid the Lender a facility fee of $20 thousand and issued a warrant to Lender to purchase 1,000,000 shares of its common stock. The warrant bears an exercise price of $0.10 per share and expires on March 3, 2016.

•	The obligations of Optex Systems, Inc. to the Lender are secured by a first lien on all of its assets (including intellectual property assets should it have any in the future) in favor of the Lender.
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The Agreement contains affirmative and negative covenants that require Optex Systems, Inc. to maintain certain minimum cash and EBITDA levels on a quarterly basis and contains other customary covenants. The Agreement also contains customary events of default. Upon the occurrence of an event of default that remains uncured after any applicable cure period, the Lender’s commitment to make further advances may terminate, and the Lender would also be entitled to pursue other remedies against Optex Systems, Inc. and the pledged collateral.

•	Pursuant to a guaranty executed by Optex Systems Holdings in favor of Lender, Optex Systems Holdings has guaranteed all obligations of Optex Systems, Inc. to Lender.

On February 15, 2011, Peninsula Bank Business Funding agreed to a third amendment to its credit facility agreement with us to extend the maturity date to April 15, 2011. The maximum amount of the revolving credit line was reduced to $1 million, section 2.3(a)(ii) was amended so that the minimum quarterly interest payment is $8.5 thousand, and the minimum EBITDA requirement was deleted in its entirety.

On March 22, 2011, Peninsula Bank Business Funding and Optex Systems, Inc. (the “Company”), the wholly-owned subsidiary of Optex Systems Holdings, Inc., entered into a fourth amendment to the existing credit facility agreement between them to extend the maturity date to March 15, 2012. Section 1.1 was amended to: (i) define “Borrowing Base” as $175,000, (ii) delete the definition of “EBITDA”, and (iii) amend subsection (i) of the definition of “Eligible Accounts” so as to exclude any accounts for any account debtor (other than GDLS) which exceed 30% of all accounts and for GDLS to exclude those total obligations that exceed the lesser of 50% of all accounts or the aggregate sum of $500,000. Section 2.3(a)(ii) was amended so that the minimum semi annual interest payment is $20,000, and Section 6.8 was amended in its entirety so as to require the Company to maintain a zero balance on the credit facility for a period of at least 30 consecutive days during the period from March 15, 2011 to March 15, 2012.

As of July 3, 2011, the outstanding balance on the line of credit was $400 thousand and Optex was in compliance with all the required loan covenants in its loan agreement with Peninsula.

Note 10 - Debt Financing

Related Parties

Short Term Note Payable/Longview Fund - On September 23, 2008, Optex Systems, Inc. (Delaware) borrowed $146,709 from Longview and issued a promissory note dated September 23, 2008, to Longview in connection therewith. Pursuant to a promissory note, dated January 20, 2009, the maturity date was extended until March 31, 2009. On March 30, 2009 in conjunction with the reorganization and private placement, Longview Fund purchased 3.25 units of the private placement using $146,250 of the outstanding note payable as consideration for the purchase. (See Note 5). In the year ended 2009, Optex Systems paid $459 against the principal balance recorded interest expenses and paid $7,557 as a result of the interest accrued on the note prior to its conversion to common stock.

Short term note payable (Qioptic) - On November 20, 2008, Optex Systems, Inc. (Delaware) issued a promissory note to Qioptiq Limited in the amount of $117,780. The note originated as a trade payable as of September 28, 2008 in the amount of $227,265, and was paid in full, including accrued interest expense of $2,733, as of March 29, 2009.

Short Term Note Payable/Longview Fund - On October 27, 2009, Optex Systems Holdings borrowed $250,000 from the Longview Fund, a related party, pursuant to a promissory note, with an original maturity date of December 1, 2009, which was extended to July 15, 2010 pursuant to an allonge dated January 5, 2010. The note carried an interest rate of 10% per annum, and all accrued and unpaid interest thereon was due upon maturity. The note required Optex Systems Holdings to make a prepayment equal to 50% of the then outstanding principal amount plus accrued and unpaid interest thereon upon the closing of a credit facility or other equity or debt financing from which the net proceeds to Optex Systems Holdings were at least $900,000, with any remaining unpaid balance due on July 15, 2010. In exchange for the allonge, Optex Systems Holdings granted Longview a warrant to purchase 100,000 shares of its restricted common stock with an exercise price of $0.15 per share and with a term of three years. In conjunction with the Peninsula Bank financing (below) on March 22, 2010, Optex Systems Holdings paid to Longview a principal prepayment of $125,000 and $10,000 in accrued interest. The remaining principal amount of the note of $125,000 plus all accrued and unpaid interest thereon was paid in full on June 4, 2010.

Credit Facility - Peninsula Bank Business Funding

Effective March 4, 2010, Optex Systems, Inc. (Delaware) entered into a Loan and Security Agreement (“Agreement”) with Peninsula Bank Business Funding, a division of the Private Bank of the Peninsula (“Lender”).

The Agreement provides for a revolving line of credit of up to $2,000,000, based upon advances to be made against percentages of eligible receivables as set forth in the Agreement. The material terms of the Agreement are as follows:

•	The interest rate for all advances shall be the greater of 8.5% and the then in effect prime rate plus 3.5% and subject to a minimum quarterly interest payment of $16,000.

•	Interest shall be paid monthly in arrears.

•	The expiration date of the Agreement is March 4, 2011, at which time any outstanding advances, and accrued and unpaid interest thereon, will be due and payable.

•
In connection with the entry into the Agreement by the Lender, Optex Systems, Inc.(Delaware) paid the Lender a facility fee of $20,000 and issued a warrant to Lender to purchase 1,000,000 shares of its common stock. The warrant bears an exercise price of $0.10 per share and expires on March 3, 2016.

•
The obligations of Optex Systems, Inc. (Delaware) to the Lender are secured by a first lien on all of its assets (including intellectual property assets should it have any in the future) in favor of the Lender.

•
The Agreement contains affirmative and negative covenants that require Optex Systems, Inc. (Delaware) to maintain certain minimum cash and EBITDA levels on a quarterly basis and contains other customary covenants. The Agreement also contains customary events of default. Upon the occurrence of an event of default that remains uncured after any applicable cure period, the Lender’s commitment to make further advances may terminate, and the Lender would also be entitled to pursue other remedies against Optex Systems, Inc. (Delaware) and the pledged collateral.

•	Pursuant to a guaranty executed by Optex Systems Holdings in favor of Lender, Optex Systems Holdings has guaranteed all obligations of Optex Systems, Inc. (Delaware) to Lender.

During the three months ending June 27, 2010, Optex Systems Holdings realized negative EBITDA of ($78,986) as compared to a loan covenant requirement of $350,000 and as such did not meet the EBITDA covenant of the Loan Security Agreement for the third fiscal quarter of 2010. On August 3, 2010, Peninsula Bank Business Funding waived the Company’s requirement to meet the EBITDA requirement set forth in Section 6.8 of its agreement with the Company for the quarter ended June 27, 2010. In addition, Peninsula Bank Business Funding agreed to amend Sections 6.8(c) and (d) of the aforesaid agreement to adjust the minimum EBITDA covenant for the fiscal quarter ending October 3, 2010 to $20,000, and for the fiscal quarter ending January 2, 2011 to $200,000.

During the three months ending October 3, 2010, Optex Systems Holdings realized negative EBITDA of ($1,223,139) as compared to a loan covenant requirement of $20,000 and as such did not meet the EBITDA covenant of the Loan Security Agreement for the fourth fiscal quarter of 2010. On November 23, 2010, Peninsula Bank Business Funding waived the Company’s requirement to meet the EBITDA requirement set forth in Section 6.8 (c) of the August 3, 2010 amended Agreement for the fourth quarter ended October 3, 2010. In addition, on November 29, 2010 Peninsula Bank Business Funding agreed to a second amendment for Sections 6.8 (d) of the Agreement to adjust the minimum EBITDA covenant for the fiscal quarter ending January 2, 2011 to $95,000.

As of October 3, 2010, the outstanding balance on the line of credit is $1,106,852. For the period ended October 3, 2010, the total interest expense against the outstanding line of credit balance was $37,148.